OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

13   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of December 31,
	2018	2019

Consideration payable for acquisitions	79,083	23,062
Payables for purchase of property and equipment	206,591	231,459
Deferred revenue - non-current (Note 4)	—	15,419
Deferred government grants	9,771	6,507
Interest rate swap contracts (Note 15)	—	10,408
Asset retirement obligations	35,879	52,441
Others	9,488	6,241
Total	340,812	345,537